Fair Value Measurements (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements [Line Items]
Fair value, assets					$ 11,338,047
Cash withdrawal from trust account			$ 1,598,650	$ 339,214	$ 731,214
Fair value transfer measurement
Franchise and income taxes			$ 247,259,068
Price of per warrants (in Dollars per share)					$ 10
Forward Contracts [Member]
Fair Value Measurements [Line Items]
Share purchased (in Shares)			2,500,000
US Treasury Securities [Member]
Fair Value Measurements [Line Items]
Fair value, assets					$ 279,107,161
Money Market Funds [Member]
Fair Value Measurements [Line Items]
Fair value, assets					11,338,046
Warrant [Member]
Fair Value Measurements [Line Items]
Price of per warrants (in Dollars per share)	$ 18		$ 18
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value Measurements [Line Items]
Fair value, assets					290,737,917	287,523,555
Fair Value, Inputs, Level 1 [Member] | Cash [Member] | Fair Value, Recurring [Member]
Fair Value Measurements [Line Items]
Fair value, assets	$ 46,049,915		$ 46,049,915		292,710	79
Fair Value, Inputs, Level 1 [Member] | Warrant [Member] | Fair Value, Recurring [Member]
Fair Value Measurements [Line Items]
Fair value transfer measurement						11,500,000
Fair Value, Inputs, Level 2 [Member] | Derivative Financial Instruments, Liabilities [Member] | Fair Value, Recurring [Member]
Fair Value Measurements [Line Items]
Fair value transfer measurement					$ 0
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Price of per warrants (in Dollars per share)	$ 0.6		$ 0.6
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value Measurements [Line Items]
Fair value transfer measurement
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | Fair Value, Recurring [Member]
Fair Value Measurements [Line Items]
Fair value transfer measurement						$ 11,500,000